Sales - Trade receivables - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
France, operating segment [member]
Disclosure of operating segments [line items]
Proceeds from the sale of receivables	€ 98	€ 110
Poland, operating segment [member]
Disclosure of operating segments [line items]
Proceeds from the sale of receivables	68
Spain, operating segment [member]
Disclosure of operating segments [line items]
Proceeds from the sale of receivables	€ 17	€ 40	€ 84